Intangibles - Additional information (Detail) - The Body Shop [Member] - Aeon Forest Co., Ltd [member] ¥ in Thousands, R$ in Thousands	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 BRL (R$)	Oct. 01, 2020 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Purchase price of entity	¥ 2,632,000	R$ 133,275
Goodwill			R$ 34,251